Average Annual Total Returns - FidelityAdvisorMortgageSecuritiesFund-RetailPRO - FidelityAdvisorMortgageSecuritiesFund-RetailPRO - Fidelity Advisor Mortgage Securities Fund	Oct. 30, 2024
Fidelity Mortgage Securities Fund | Return Before Taxes
Average Annual Return:
Past 1 year	4.90%
Past 5 years	0.24%
Past 10 years	1.39%
Fidelity Mortgage Securities Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.38%
Past 5 years	(0.65%)
Past 10 years	0.40%
Fidelity Mortgage Securities Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.87%
Past 5 years	(0.17%)
Past 10 years	0.64%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
LB006
Average Annual Return:
Past 1 year	5.05%
Past 5 years	0.25%
Past 10 years	1.38%